LVIP Delaware Social Awareness Fund Supplement Dated August 6, 2015 to the Prospectus and the Statement of Additional Information

This Supplement updates certain information in the Prospectus and Statement of Additional Information for the LVIP Delaware Social Awareness Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Revisions to the Prospectus and Statement of Additional Information for the Fund:

Effective July 1, 2015, McAfee S. Burke has been appointed as a portfolio manager of the LVIP Delaware Social Awareness Fund.

The following replaces similar text in the Fund’s prospectus:

Portfolio Managers	Company Title	Experience w/ Fund
Francis X. Morris	Senior Vice President and Chief Investment Officer – Core Equity	Since May 2004
Christopher S. Adams	Vice President and Senior Portfolio Manager	Since May 2004
McAfee S. Burke	Vice President and Portfolio Manager	Since July 2015
Michael S. Morris	Vice President and Senior Portfolio Manager	Since May 2004
Donald G. Padilla	Vice President and Senior Portfolio Manager	Since May 2004

The following biographical information is added to the Fund’s prospectus under “Portfolio Managers”:

McAfee S. Burke, CFA, is a Vice President and Portfolio Manager with DIFA and joined DMC in 2008. He earned his bachelor’s degree in Economics and Spanish from Bowdoin College and is a member of the CFA Society of Philadelphia.

LVIP Goldman Sachs Income Builder Fund Supplement Dated August 6, 2015 to the Prospectus and the Statement of Additional Information

This Supplement updates certain information in the Prospectus and Statement of Additional Information for the LVIP Goldman Sachs Income Builder Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Revisions to the Prospectus and Statement of Additional Information for the Fund:

Effective August 31, 2015, Matthew Armas will no longer serve as a portfolio manager to the Fund. Accordingly, effective August 31, 2015, all references to Mr. Armas in the Prospectus and Statement of Additional Information are removed.

LVIP American Balanced Allocation Fund

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

LVIP American Growth Allocation Fund

LVIP American Income Allocation Fund

LVIP American Preservation Fund

LVIP Dimensional/Vanguard Total Bond Fund

LVIP Global Conservative Allocation Managed Risk Fund

LVIP Global Growth Allocation Managed Risk Fund

LVIP Global Moderate Allocation Managed Risk Fund

LVIP Managed Risk Profile 2010 Fund

LVIP Managed Risk Profile 2020 Fund

LVIP Managed Risk Profile 2030 Fund

LVIP Managed Risk Profile 2040 Fund

LVIP Managed Risk Profile 2050 Fund

LVIP SSgA Conservative Index Allocation Fund

LVIP SSgA Conservative Structured Allocation Fund

LVIP SSgA Moderate Index Allocation Fund

LVIP SSgA Moderate Structured Allocation Fund

LVIP SSgA Moderately Aggressive Index Allocation Fund

LVIP SSgA Moderately Aggressive Structured Allocation Fund

LVIP U.S. Growth Allocation Managed Risk Fund

LVIP Vanguard Domestic Equity ETF Fund

LVIP Vanguard International Equity ETF Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated August 6, 2015

to the Prospectuses

and the Statements of Additional Information

This Supplement updates certain information in the Prospectuses and Statements of Additional Information for the Funds. You may obtain copies of the Funds’ Prospectuses and Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your Prospectuses and other important records.

Revisions to the Prospectuses and Statements of Additional Information for the Funds:

Effective July 31, 2015, all references to David A. Weiss are removed.

Effective August 3, 2015, Patrick McAllister has been appointed as a portfolio manager of the Funds.

The following information is added to the Funds’ prospectuses under “Investment Adviser”:

Portfolio Managers	Company Title	Experience w/ Fund
Patrick McAllister	Vice President	Since August 2015

The following biographical information is added to the Funds’ prospectuses under “Portfolio Managers”:

Patrick McAllister, PhD, is a Portfolio Manager and is responsible for the day-to-day co-management of the Fund. With LIA since 2014 and Lincoln Life since 2013, Mr. McAllister currently is Vice President of LIA and is responsible for leading LIA’s risk management strategy. He is a member of LIA’s Investment Committee, Asset Allocation Committee and Derivatives Committee. He is also a member of LNC’s Equity Risk Management Committee. Prior to joining Lincoln Life, Mr. McAllister was an Executive Director at Morgan Stanley in the Equity Sales and Trading and Capital Markets Divisions, doing trade structuring, modeling, and advisory work for clients in the insurance, asset management, and pension fund industries. Mr. McAllister holds a B.A. and a Ph.D. in Economics from Stanford University.

LVIP American Century VP Mid Cap Value Managed Volatility Fund

LVIP BlackRock Emerging Markets Managed Volatility Fund

LVIP BlackRock Equity Dividend Managed Volatility Fund

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

LVIP ClearBridge Large Cap Managed Volatility Fund

LVIP ClearBridge Variable Appreciation Managed Volatility Fund

LVIP Dimensional International Core Equity Managed Volatility Fund

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund

LVIP Franklin Mutual Shares VIP Managed Volatility Fund

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

LVIP Invesco V.I. Comstock Managed Volatility Fund

LVIP Ivy Mid Cap Growth Managed Volatility Fund

LVIP JPMorgan Mid Cap Value Managed Volatility Fund

LVIP MFS International Growth Managed Volatility Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP SSgA Global Tactical Allocation Managed Volatility Fund

LVIP SSgA International Managed Volatility Fund

LVIP SSgA Large Cap Managed Volatility Fund

LVIP SSgA Small-Cap Managed Volatility Fund

LVIP Templeton Growth Managed Volatility Fund

LVIP UBS Large Cap Growth Managed Volatility Fund

LVIP VIP Contrafund® Managed Volatility Portfolio

LVIP VIP Mid Cap Managed Volatility Portfolio

(each, a “Fund”, and together, the “Funds”)

Supplement Dated August 6, 2015

to the Prospectuses

and the Statements of Additional Information

This Supplement updates certain information in the Prospectuses and Statements of Additional Information for the Funds. You may obtain copies of the Funds’ Prospectuses and Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your Prospectuses and other important records.

Revisions to the Prospectuses and Statements of Additional Information for the Funds:

Effective July 31, 2015, all references to David A. Weiss are removed.

Effective August 3, 2015, Patrick McAllister has been appointed as a portfolio manager of the Funds.

The following information is added to the Funds’ prospectuses under “Investment Adviser”:

Portfolio Managers	Company Title	Experience w/ Fund
Patrick McAllister	Vice President	Since August 2015

The following biographical information is added to the Funds’ prospectuses under “Portfolio Managers”:

Patrick McAllister, PhD, is a Portfolio Manager and is responsible for the day-to-day co-management of the Fund. With LIA since 2014 and Lincoln Life since 2013, Mr. McAllister currently is Vice President of LIA and is responsible for leading LIA’s risk management strategy. He is a member of LIA’s Investment Committee, Asset Allocation Committee and Derivatives Committee. He is also a member of LNC’s Equity Risk Management Committee. Prior to joining Lincoln Life, Mr. McAllister was an Executive Director at Morgan Stanley in the Equity Sales and Trading and Capital Markets Divisions, doing trade structuring, modeling, and advisory work for clients in the insurance, asset management, and pension fund industries. Mr. McAllister holds a B.A. and a Ph.D. in Economics from Stanford University.